Related Parties - Summary of Receivables From Related Parties (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 14,864		R$ 23,297
Amount Paid To Related Party Transaction	799
Outstanding Balance Due To Related Party Transaction	2,701
Compass Group Cayman Ltd. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	14,864		21,673
Repurchases And Other Acquisitions Of Equity Interests | $		$ 3,500
CCLA Chile [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0		1,600
Hakone Participacoes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0		12
Osaka Participacoes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0		8
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 0		R$ 4